Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of restricted assets [line items]
Restricted assets	$ 1,505,628,709	$ 1,695,714,103
INVIU México S.A.P.I. de C.V.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	578,400	544,162
Guarantees linked to surety bonds	9,297,237	1,772,220
IGAM LLC
Disclosure of restricted assets [line items]
Deposits as Collateral	2,634,816	0
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	8,636,086	0
Guarantees linked to rental contracts	28,769	31,097
N-xers S.A. de C.V.
Disclosure of restricted assets [line items]
Deposits as Collateral	3,685,819	0
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	$ 1,660,838	12,314,785
Galicia Asset Management S.A.U. | HF Retorno Total
Disclosure of restricted assets [line items]
Minimum offsetting entry shares	50,000,000
Galicia Ventures Corp.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	$ 609,500	626,172
Guarantees linked to surety bonds	1,539,087	377,003
For transactions in the market	24,758	1,777,087
Naranja Digital Compañía Financiera S.A.U.
Disclosure of restricted assets [line items]
Escrow Accounts	81,560,635	122,787,700
Sudamericana Holding S.A.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	481,167	0
GGAL Seguros S.A. And GGAL Seguros De Retiro S.A.
Disclosure of restricted assets [line items]
Deposits as Collateral	277,100	0
Attachments arising from judicial cases	784,630	0
Galicia Capital US LLC
Disclosure of restricted assets [line items]
Guarantees linked to rental contracts	$ 203,067	$ 0